Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Bird Rides [Member]
Schedule Of Property And Equipment, Net [Line Items]
Summary of property and equipment, net
The Company’s property and equipment, net consists of the following (in thousands):

	December 31,
	2020	2019
Computer Hardware, Software and Equipment	$5,009	$6,612
Leasehold Improvements	1,354	6,347
Furnitures & Fixtures	2,389	2,307
Less: Accumulated Depreciation	(4,600)	(3,730)

Total property and equipment, net	$4,152	$11,536